Segmental information - Reconciliation of underlying EBITDA to profit after taxation (Details) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023	Jun. 30, 2023
Disclosure of operating segments [line items]
Profit after tax for the period	$ 4,536	$ 5,890
Taxation	2,201	2,225
Profit before taxation	6,737	8,115
Depreciation and amortisation in subsidiaries excluding capitalised depreciation	2,845	2,719
Depreciation and amortisation in equity accounted units	303	275
Finance items in subsidiaries	951	566
Taxation and finance items in equity accounted units	730	483
Unrealised gains on embedded commodity and currency derivatives not qualifying for hedge accounting (including foreign exchange)	(144)	(3)
Net impairment charges/(reversals)	122	(18)
Change in closure estimates (non-operating and fully impaired sites)	3	(44)
Underlying EBITDA	11,547	12,093
Capitalised depreciation	$ 113	$ 102
Close down restoration and environmental
Disclosure of operating segments [line items]
Closure discount rate		0.025	0.020	0.020